Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost
The following tables present a summary of the qualified and nonqualified defined benefit pension plans. On the Consolidated Balance Sheets, the qualified pension plan net asset is recorded as a component of Other assets and the nonqualified pension plan net liability is recorded as a component of Other liabilities. The data is calculated using an actuarial measurement date of December 31.

		Year Ended December 31,
(Dollars in millions)	Location	2023	2022	2021
Net periodic pension cost:
Service cost(1)	Personnel expense / Net income from discontinued operations	$341	$548	$612
Interest cost	Other expense	446	351	319
Estimated return on plan assets	Other expense	(909)	(1,078)	(998)
Net amortization and other	Other expense	78	35	35
Net periodic benefit cost (income)		(44)	(144)	(32)
Pre-tax amounts recognized in OCI:
Net actuarial loss (gain)		(567)	1,949	(1,012)
Net amortization		(78)	(35)	(35)
Net amount recognized in OCI		(645)	1,914	(1,047)
Total net periodic pension costs (income) recognized in total comprehensive income, pre-tax		$(689)	$1,770	$(1,079)
Weighted average assumptions used to determine net periodic pension cost:
Discount rate		5.30%	3.18%	2.94%
Expected long-term rate of return on plan assets		6.70	6.50	6.70
Cash balance interest crediting rate		4.50	4.00	3.00
Assumed long-term rate of annual compensation increases		4.50	4.50	4.50
(1)Includes $22 million, $40 million and $41 million for the year ended December 31, 2023, 2022, and 2021, respectively, of service cost reported in net income from discontinued operations for the qualified defined benefit pension plan for employees of TIH. Following the sale of TIH, Truist will (i) no longer recognize the service costs for TIH employees, (ii) retain the related postretirement benefit obligation for TIH employees, and (iii) remeasure the postretirement benefit obligation of the plan.

Schedule of Changes in Projected Benefit Obligations
Activity in the projected benefit obligation is presented in the following table:

	Year Ended December 31,
(Dollars in millions)	Qualified Plan		Nonqualified Plans
	2023	2022	2023	2022
Projected benefit obligation, January 1	$7,924	$10,461	$655	$740
Service cost	308	503	33	45
Interest cost	411	327	35	25
Actuarial (gain) loss(1)	93	(3,013)	(36)	(130)
Benefits paid	(507)	(354)	(28)	(25)
Other(2)	(235)	—	—	—
Projected benefit obligation, December 31	$7,994	$7,924	$659	$655
Accumulated benefit obligation, December 31	$7,134	$7,070	$567	$517
Weighted average assumptions used to determine projected benefit obligations:
Weighted average assumed discount rate	5.12%	5.30%	5.12%	5.30%
Assumed rate of annual compensation increases	4.50	4.50	4.50	4.50
(1)For the qualified plan, the 2023 loss is primarily due to decreases in the assumed discount rate, net of the impact of actual plan experience. For the nonqualified plans, the 2023 gain is primarily due to impact of plan experience. For the qualified plan, the 2022 gains are primarily due to increases in the assumed discount rate, net of the impact of actual plan experience. For the nonqualified plans, the 2022 gain is primarily due to an increase in the assumed discount rate.
(2)In 2023, the Company entered into a transaction to sell a portion of the pension obligations to a third party for certain participants in the qualified defined benefit plan.

Schedule of Changes in Fair Value of Plan Assets
Activity in plan assets is presented in the following table:

	Year Ended December 31,
(Dollars in millions)	Qualified Plan		Nonqualified Plans
	2023	2022	2023	2022
Fair value of plan assets, January 1	$12,462	$16,399	$—	$—
Actual return (loss) on plan assets	1,533	(4,014)	—	—
Employer contributions	1,305	431	28	25
Benefits paid	(507)	(354)	(28)	(25)
Other	(235)	—	—	—
Fair value of plan assets, December 31	$14,558	$12,462	$—	$—
Funded status, December 31	$6,564	$4,538	$(659)	$(655)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The following are the pre-tax amounts recognized in AOCI:

(Dollars in millions)	Qualified Plan		Nonqualified Plans
	Dec 31, 2023	Dec 31, 2022	Dec 31, 2023	Dec 31, 2022
Prior service credit (cost)	$(21)	$(40)	$20	$39
Net actuarial gain (loss)	(1,283)	(1,884)	(72)	(116)
Net amount recognized	$(1,304)	$(1,924)	$(52)	$(77)

Schedule of Expected Benefit Payments
The following table reflects the estimated benefit payments for the periods presented:

(Dollars in millions)	Qualified Plan	Nonqualified Plans
2024	$342	$31
2025	348	37
2026	364	34
2027	383	35
2028	402	36
2029-2033	2,321	203

Schedule of Allocation of Plan Assets	The following table presents the fair values of the qualified pension plan assets by asset category:

(Dollars in millions)	Target Allocation		December 31, 2023			December 31, 2022
	Min	Max	Total	Level 1	Level 2	Total	Level 1	Level 2
Cash and cash-equivalents(1)			$309	$309	$—	$314	$314	$—
U.S. equity securities	19.5%	29.5%	3,699	2,674	1,025	3,171	1,602	1,569
International equity securities	5.5	15.5	1,757	253	1,504	1,672	269	1,403
Fixed income securities	50.0	60.0	7,819	—	7,819	6,495	—	6,495
Total			$13,584	$3,236	$10,348	$11,652	$2,185	$9,467
(1)Includes funds held in a short-term, government money-market fund.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable
The following table provides a summary of the equity-based compensation plans:

(Shares in thousands)	Dec 31, 2023
Shares available for future grants	34,044
Vesting period, minimum	1.0 year
Vesting period, maximum	6.0 years

Summary of Selected Data Related to Equity-based Compensation Costs
The following table presents a summary of selected data related to equity-based compensation costs:

	As of / For the Year Ended December 31,
(Dollars in millions)	2023	2022	2021
Equity-based compensation expense	$298	$261	$259
Income tax benefit from equity-based compensation expense	70	61	61
Intrinsic value of options exercised, and RSUs and PSUs that vested during the year	170	286	413
Grant date fair value of equity-based awards that vested during the year	258	239	350
Unrecognized compensation cost related to equity-based awards	240	249	209
Weighted-average life over which compensation cost is expected to be recognized	2.5 years	2.7 years	2.5 years

Rollforward of RSUs, PSUs and Restricted Shares
The following table presents the activity related to awards of RSUs, PSUs, and restricted shares:

(Shares in thousands)	Units/Shares	Wtd. Avg. Grant Date Fair Value
Nonvested at January 1, 2023	14,359	$52.84
Granted	8,673	41.47
Vested	(5,129)	50.31
Forfeited	(1,263)	46.14
Nonvested at December 31, 2023	16,640	48.36